Loans and Investments, Risk Ratings and LTV Ratios (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan
Loans and Investments
Number of loans and investments | loan	8	8
Percentage of Portfolio	100.00%	100.00%
Wtd. Avg. First Dollar LTV Ratio (as percent)	4.00%	6.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)	73.00%	75.00%
Credit risk concentration | Pass/watch
Loans and Investments
Unpaid Principal Balance (UPB)	$ 2,652,538
Percentage of Portfolio	100.00%
Wtd. Avg. First Dollar LTV Ratio (as percent)	4.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)	73.00%
Credit risk concentration | Special mention
Loans and Investments
Unpaid Principal Balance (UPB)		$ 1,790,160
Percentage of Portfolio		100.00%
Wtd. Avg. First Dollar LTV Ratio (as percent)		6.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)		75.00%
Credit risk concentration | Loans and investments portfolio | New York
Loans and Investments
Concentration risk, percentage	21.00%	25.00%
Credit risk concentration | Loans and investments portfolio | California
Loans and Investments
Concentration risk, percentage	11.00%	15.00%
Credit risk concentration | Loans and investments portfolio | Florida
Loans and Investments
Concentration risk, percentage		14.00%
Credit risk concentration | Loans and investments portfolio | Texas
Loans and Investments
Concentration risk, percentage	23.00%	13.00%
Credit risk concentration | Multifamily Portfolio | Pass/watch
Loans and Investments
Unpaid Principal Balance (UPB)	$ 1,925,529
Percentage of Portfolio	73.00%
Wtd. Avg. First Dollar LTV Ratio (as percent)	4.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)	72.00%
Credit risk concentration | Multifamily Portfolio | Special mention
Loans and Investments
Unpaid Principal Balance (UPB)		$ 1,421,731
Percentage of Portfolio		79.00%
Wtd. Avg. First Dollar LTV Ratio (as percent)		1.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)		73.00%
Credit risk concentration | Self Storage | Pass
Loans and Investments
Unpaid Principal Balance (UPB)	$ 301,830
Percentage of Portfolio	11.00%
Wtd. Avg. First Dollar LTV Ratio (as percent)	0.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)	71.00%
Credit risk concentration | Self Storage | Special mention
Loans and Investments
Unpaid Principal Balance (UPB)		$ 7,505
Percentage of Portfolio		1.00%
Wtd. Avg. First Dollar LTV Ratio (as percent)		0.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)		70.00%
Credit risk concentration | Land | Substandard
Loans and Investments
Unpaid Principal Balance (UPB)	$ 132,828	$ 137,255
Percentage of Portfolio	5.00%	8.00%
Wtd. Avg. First Dollar LTV Ratio (as percent)	0.00%	2.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)	90.00%	92.00%
Credit risk concentration | Office | Pass/watch
Loans and Investments
Unpaid Principal Balance (UPB)	$ 107,853	$ 141,711
Percentage of Portfolio	4.00%	8.00%
Wtd. Avg. First Dollar LTV Ratio (as percent)	1.00%	43.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)	64.00%	73.00%
Credit risk concentration | Hotel Portfolio | Special mention
Loans and Investments
Unpaid Principal Balance (UPB)	$ 90,725	$ 70,750
Percentage of Portfolio	3.00%	4.00%
Wtd. Avg. First Dollar LTV Ratio (as percent)	37.00%	30.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)	81.00%	74.00%
Credit risk concentration | Healthcare | Pass/watch
Loans and Investments
Unpaid Principal Balance (UPB)	$ 55,615
Percentage of Portfolio	2.00%
Wtd. Avg. First Dollar LTV Ratio (as percent)	0.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)	74.00%
Credit risk concentration | Healthcare | Special mention
Loans and Investments
Unpaid Principal Balance (UPB)		$ 5,550
Percentage of Portfolio		1.00%
Wtd. Avg. First Dollar LTV Ratio (as percent)		0.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)		63.00%
Credit risk concentration | Retail | Pass/watch
Loans and Investments
Unpaid Principal Balance (UPB)	$ 36,458
Percentage of Portfolio	1.00%
Wtd. Avg. First Dollar LTV Ratio (as percent)	8.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)	66.00%
Credit risk concentration | Retail | Special mention
Loans and Investments
Unpaid Principal Balance (UPB)		$ 3,958
Percentage of Portfolio		1.00%
Wtd. Avg. First Dollar LTV Ratio (as percent)		81.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)		91.00%
Credit risk concentration | Commercial | Doubtful
Loans and Investments
Unpaid Principal Balance (UPB)	$ 1,700	$ 1,700
Percentage of Portfolio	1.00%	1.00%
Wtd. Avg. First Dollar LTV Ratio (as percent)	63.00%	63.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)	63.00%	63.00%